Principal Accounting Policies - Additional Information (Details) £ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£) Segment	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Loss for the year after taxation | £			£ 40,489		£ 39,410		£ 32,547
Accumulated losses | £			263,263		222,966
Upfront payments received | £			72,349		£ 76,748		£ 68,379
Cash and cash equivalents and U.S. Treasury Bills			£ 71,100						$ 86.0
Aggregate gross proceeds from underwritten offering	£ 46,400	$ 56.5
Underwriting discounts, commissions and estimated offering expenses	£ 3,300	$ 4.1
Number of reportable segment | Segment					1	1
Percentage of revenue increased			0.40%	0.40%
Percentage of estimated costs increased			10.00%	10.00%
Performance Obligations With Hansoh
Significant Accounting Policies [Line Items]
Upfront payments received										$ 16.0
Standalone selling price per target				$ 16.0
Upfront payments									4.0
Global target on benchmarking exercise				8.0
Performance Obligations With Mallinckrodt
Significant Accounting Policies [Line Items]
Upfront payments received								$ 20.0
Standalone selling price per target								$ 20.0
Performance Obligations With AstraZeneca
Significant Accounting Policies [Line Items]
Upfront payments received										60.0	$ 60.0
Standalone selling price per target				$ 60.0
Top of Range
Significant Accounting Policies [Line Items]
Milestones to be received in next 12 months									$ 14.0
Intangible assets with indefinite useful life			15 years	15 years
Top of Range | Licences and Software
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life			15 years	15 years
Top of Range | Equipment and Furniture
Significant Accounting Policies [Line Items]
Estimated useful economic life of property, plant and equipment			10 years	10 years
Bottom of Range
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life			10 years	10 years
Percentage of share capital of another entity			90.00%	90.00%
Bottom of Range | Licences and Software
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life					10 years	10 years
Bottom of Range | Equipment and Furniture
Significant Accounting Policies [Line Items]
Estimated useful economic life of property, plant and equipment			3 years	3 years
AstraZeneca collaboration
Significant Accounting Policies [Line Items]
Upfront payments received					£ 30,800					40.0
Hansoh collaboration
Significant Accounting Policies [Line Items]
Upfront payments received					10,700					$ 16.0
American Depositary Shares | Major Ordinary Share Transactions
Significant Accounting Policies [Line Items]
Proceeds from private placement						$ 45.0
Proceeds from private placement, net of expenses					£ 30,800	$ 42.0